UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23196

StrongVest ETF Trust
 (Exact name of registrant as specified in charter)

131 Plantation Ridge Drive, Suite 100
Moorseville, NC 28117
(Address of principal executive offices) (Zip code)

Corporation Service Company
2711 Centerville Road, Suite 400
Wilmington, DE 19808
 (Name and address of agent for service)

402-829-9405
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2017

Date of reporting period:  September 30, 2017

Item 1. Schedule of Investments.

CWA Income ETF
Schedule of Investments
September 30, 2017 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 15.4%
Agriculture - 1.9%
990	Altria Group, Inc.	$62,786
720	Philip Morris International, Inc.	79,927
		142,713
Computers - 0.8%
408	International Business Machines Corporation	59,193
Electric - 2.5%
1,092	Duke Energy Corporation	91,641
1,931	Southern Company	94,889
		186,530
Electronics - 0.9%
1,323	Garmin Ltd	71,402
Oil & Gas - 5.9%
5,824	BP PLC - ADR	223,816
1,062	Chevron Corporation	124,785
1,271	Exxon Mobil Corporation	104,197
		452,798
Pharmaceuticals - 1.1%
2,381	Pfizer, Inc.	85,002
Telecommunications - 2.3%
2,189	Cisco Systems, Inc.	73,616
2,093	Verizon Communications, Inc.	103,582
		177,198
TOTAL COMMON STOCKS (Cost $1,145,882)		1,174,836

Par Value
CORPORATE BONDS - 77.4%
Banks - 5.2%
195,000	JPMorgan Chase & Company
	05/01/2023, 3.375%	$199,315
185,000	Wells Fargo & Company
	08/15/2023, 4.125%	196,000
		395,315
Chemicals - 2.3%
175,000	Praxair, Inc.
	02/05/2025, 2.650%	171,898
Cosmetics/Personal Care - 2.4%
180,000	Unilever Capital Corporation
	07/30/2025, 3.100%	182,087
Diversified Financial Services - 10.1%
205,000	CME Group, Inc.
	09/15/2043, 5.300%	258,640
	Eaton Vance Corporation
124,000	06/15/2023, 3.625%	129,483
61,000	04/06/2027, 3.500%	61,941
165,000	Intercontinental Exchange, Inc.
	10/15/2023, 4.000%	177,443
135,000	Nasdaq, Inc.
	01/15/2020, 5.550%	145,086
		772,593
Electronics - 3.1%
220,000	Jabil, Inc.
	09/15/2022, 4.700%	235,125
Food - 2.1%
158,000	McCormick & Company Inc.
	11/15/2025, 3.250%	156,856
Home Builders - 1.9%
140,000	NVR, Inc.
	09/15/2022, 3.950%	146,317
Household Products/Wares - 2.5%
180,000	Spectrum Brands, Inc.
	11/15/2022, 6.625%	188,100

Insurance - 9.0%
88,000	Berkshire Hathaway, Inc.
	03/15/2023, 2.750%	89,526
175,000	Chubb Corporation
	05/15/2038, 6.500%	243,091
164,000	First American Financial Corporation
	02/01/2023, 4.300%	169,625
152,000	GEICO Corporation
	07/15/2023, 7.350%	186,342
		688,584
Internet - 1.7%
	Google, Inc.
84,000	05/19/2021, 3.625%	88,898
41,000	02/25/2024, 3.375%	43,008
		131,906
Iron/Steel - 2.3%
165,000	Nucor Corporation
	08/01/2023, 4.000%	175,208
Machinery-Diversified - 4.0%
	Rockwell Automation, Inc.
130,000	03/01/2020, 2.050%	129,521
132,000	12/01/2037, 6.250%	172,470
		301,991
Media - 1.9%
140,000	Time Warner Cable, Inc.
	02/01/2020, 5.000%	148,095
Oil & Gas - 9.7%
120,000	Chevron Corporation
	03/03/2020, 1.961%	120,510
	Exxon Mobil Corporation
165,000	03/15/2024, 3.176%	171,253
180,000	03/06/2025, 2.709%	180,906
245,000	Murphy Oil USA, Inc.
	05/01/2027, 5.625%	264,294
		736,963
Pharmaceuticals - 5.4%
	Johnson & Johnson
145,000	09/01/2029, 6.950%	200,253
175,000	05/15/2033, 4.950%	210,506
		410,759
Pipelines - 2.7%
190,000	Kinder Morgan, Inc.
	06/01/2045, 5.550%	205,451
Retail - 6.3%
	McDonald's Corporation
145,000	01/15/2022, 2.625%	146,191
165,000	06/10/2024, 3.250%	169,677
160,000	Wal-Mart Stores, Inc.
	04/11/2023, 2.550%	162,402
		478,270
Telecommunications - 3.1%
190,000	Cisco Systems, Inc.
	01/15/2040, 5.500%	238,050
Transportation - 1.7%
115,000	United Parcel Service of America, Inc.
	04/01/2020, 8.375%	132,685
TOTAL CORPORATE BONDS (Cost $5,842,603)		5,896,253

Shares
INVESTMENT COMPANIES - 2.1%
Exchange Traded Funds - 2.1%
1,254	iShares 20+ Year Treasury Bond ETF	$156,449
TOTAL INVESTMENT COMPANIES (Cost $157,739)		156,449

REAL ESTATE INVESTMENT TRUSTS - 1.3%
Diversified - 1.3%
3,779	CoreCivic, Inc.	101,164
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $115,517)		101,164

SHORT-TERM INVESTMENTS - 3.0%
Money Market Funds - 3.0%
226,677	Fidelity Investments Money Market Government Portfolio - Class I, 0.910% (a)	226,677
TOTAL SHORT-TERM INVESTMENTS (Cost $226,677)		226,677

TOTAL INVESTMENTS - 99.2% (Cost $7,488,418)		7,555,379
Other Assets in Excess of Liabilities - 0.8%		59,354
NET ASSETS - 100.0%		$7,614,733

ADR	American Depositary Receipt
(a)	Annualized seven-day yield as of September 30, 2017.

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows*:	Investments
Cost of investments	$7,488,418
Gross unrealized appreciation	108,180
Gross unrealized depreciation	(41,219)
Net unrealized appreciation	$66,961

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Valuation Measurements (unaudited)
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

All equity securities, including domestic and foreign common stocks, preferred stocks, exchange traded notes, exchange traded funds and real estate investment trusts that are traded on a national securities exchange, except those listed on the NASDAQ Global Market ("NASDAQ") are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price ("NOCP"). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a nonexchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value per share.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. In the case of over-the-counter securities valued on the basis of quotations obtained via broker-dealer quotes, the prices shall be based on the average prices form at least two broker-dealers believed to be reliable and knowledgeable in the security; however, if quotations cannot be obtained form at least two broker-dealers, the security may be valued on the basis of a quote obtained form a single broker-dealer.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund's Board of Trustees (the "Board").  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board.  The use of fair value pricing by the Funds may cause the net asset value of their shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2017:

CWA Income ETF
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,174,836	$-	$-	$1,174,836
Corporate Bonds	-	5,896,253	-	5,896,253
Investment Companies	156,449	-	-	156,449
Real Estate Investment Trusts	101,164	-	-	101,164
Short-Term Investments	226,677	-	-	226,677
Total Investments in Securities	$1,659,126	$5,896,253	$-	$7,555,379
^ See Schedule of Investments for sector breakouts.

For the period ended September 30, 2017, there were no transfers into or out of Level 1, 2, or 3. It is the Fund's policy to record transfers into or out of Levels at the end of the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    StrongVest ETF Trust

By (Signature and Title) /s/ Kyle Cerminara
                                           D. Kyle Cerminara, President (Principal Executive Officer)

Date    11/1/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Kyle Cerminara
                                              D. Kyle Cerminara, President (Principal Executive Officer)

Date   11/1/17

By (Signature and Title)* /s/ Lance Schulz
                                             Lance V. Schulz, Treasurer (Principal Financial Officer)

Date   11/1/17

* Print the name and title of each signing officer under his or her signature.